Offerings	Mar. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 113,650,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,695.06
Offering Note	Consists of shares to be issued pursuant to that certain Equity Distribution Agreement dated August 4, 2021 (as amended by Amendment No. 1 dated July 11, 2024, and as further amended by Amendment No. 2 dated October 31, 2024, and Amendment No. 3 dated March 6, 2026), by and between the Registrant and Piper Sandler & Co. (the "Equity Distribution Agreement"). The proposed maximum aggregate offering price is being used to calculate the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. On October 31, 2024, the registrant filed a prospectus supplement (the "Prospectus Supplement") with the Securities and Exchange Commission as part of its registration statement on Form S-3ASR (File No. 333-280117) (the "Registration Statement"), relating to the offer and sale of its common stock having an aggregate offering price of up to $300,000,000 pursuant to the terms of the Equity Distribution Agreement. The registrant is amending the Prospectus Supplement to increase the aggregate offering price by $113,650,000 in the aggregate, excluding the $300,000,000 previously registered. The fee is calculated in accordance with Rule 456(b) and Rule 457(r) of the Securities Act of 1933, as amended. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrant's Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 300,000,000.00
Amount of Registration Fee	$ 45,930.00
Offering Note	See note 1. The registrant previously paid a registration fee of $45,930.00 in connection with the filing of the Prospectus Supplement.